Cover	Mar. 19, 2024
Cover [Abstract]
Entity Registrant Name	ENVELA CORPORATION
Entity Central Index Key	0000701719
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 19, 2024
Entity File Number	1-11048
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	88-0097334
Entity Address Address Line 1	1901 Gateway Dr
Entity Address City Or Town	IRVING
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75038
City Area Code	972
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	587-4049
Security 12b Title	COMMON STOCK, par value $0.01 per share
Trading Symbol	ELA
Security Exchange Name	NYSEAMER